Foreclosed Assets Held for Sale (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Real estate owned and other repossessed property
Real estate acquired through (or by deed in lieu of) foreclosure	$ 17,040	$ 27,232
Allowance for losses on real estate acquired through foreclosure	0	(10,295)
Total	$ 17,040	$ 16,937